UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	9/30/2016

Item 1. Schedule of Investments

VCA-2

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 2.6%
Boeing Co. (The)	15,723	$2,071,348
TransDigm Group, Inc.(a)	4,631	1,338,915
United Technologies Corp.	23,070	2,343,912

		5,754,175

Banks — 8.7%
Bank of America Corp.	219,360	3,432,984
BB&T Corp.	41,193	1,553,800
Citigroup, Inc.	74,485	3,517,927
JPMorgan Chase & Co.	90,090	5,999,093
PNC Financial Services Group, Inc. (The)	23,139	2,084,593
Wells Fargo & Co.	63,652	2,818,511

		19,406,908

Beverages — 1.0%
Monster Beverage Corp.(a)	15,287	2,244,284

Biotechnology — 4.9%
AbbVie, Inc.	28,668	1,808,091
Celgene Corp.(a)	34,113	3,565,832
Shire PLC, ADR	28,382	5,502,135

		10,876,058

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	16,928	2,729,979

Chemicals — 1.5%
Dow Chemical Co. (The)	29,625	1,535,464
FMC Corp.	39,479	1,908,415

		3,443,879

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	203,229	1,875,804

Consumer Finance — 2.6%
Capital One Financial Corp.	40,735	2,925,995
SLM Corp.(a)	395,412	2,953,728

		5,879,723

Diversified Financial Services — 0.5%
Voya Financial, Inc.	42,590	1,227,444

Electric Utilities — 3.1%
FirstEnergy Corp.	78,710	2,603,727
PG&E Corp.	71,603	4,379,956

		6,983,683

Electrical Equipment — 0.9%
Eaton Corp. PLC	32,130	2,111,262

Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.(a)	164,985	2,247,096

Energy Equipment & Services — 1.3%
Halliburton Co.	66,665	2,991,925

Equity Real Estate Investment Trust (REITs) — 1.1%
American Tower Corp.	22,388	2,537,232

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	33,031	2,382,196

Food Products — 2.6%
ConAgra Foods, Inc.	70,329	3,313,199
Mondelez International, Inc. (Class A Stock)	58,044	2,548,132

		5,861,331

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	20,033	2,604,691

Health Care Providers & Services — 2.1%
Cigna Corp.	17,913	2,334,422
Laboratory Corp. of America Holdings(a)	17,891	2,459,655

		4,794,077

Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	48,199	2,353,075
Hyatt Hotels Corp. (Class A Stock)(a)	37,960	1,868,391
McDonald’s Corp.	13,156	1,517,676

		5,739,142

Household Products — 1.7%
Procter & Gamble Co. (The)	42,949	3,854,673

Industrial Conglomerates — 1.2%
General Electric Co.	89,316	2,645,540

Insurance — 2.3%
Chubb Ltd. (Switzerland)	24,969	3,137,355
MetLife, Inc.	45,666	2,028,940

		5,166,295

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(a)	6,514	5,454,237

Internet Software & Services — 11.2%
Alibaba Group Holding Ltd. (China), ADR(a)	47,922	5,069,668
Alphabet, Inc.(Class A Stock)(a)	7,069	5,683,900
Alphabet, Inc.(Class C Stock)(a)	2,760	2,145,320
eBay, Inc.(a)	64,888	2,134,815
Facebook, Inc.(Class A Stock)(a)	40,092	5,142,601
Tencent Holdings Ltd. (China), ADR	179,597	5,006,266

		25,182,570

IT Services — 2.1%
Visa, Inc.(Class A Stock)	56,525	4,674,618

Media — 3.0%
Comcast Corp.(Class A Stock)	48,869	3,241,969
Liberty Global PLC (Series C) (United Kingdom)(a)	26,184	865,119
Twenty-First Century Fox, Inc. (Class A Stock)	42,818	1,037,052
Viacom, Inc. (Class B Stock)	38,609	1,471,003

		6,615,143

Oil, Gas & Consumable Fuels — 7.3%
Anadarko Petroleum Corp.	32,656	2,069,084
Chevron Corp.	31,602	3,252,478
Hess Corp.	31,508	1,689,459
Noble Energy, Inc.	47,779	1,707,621
Occidental Petroleum Corp.	36,168	2,637,371
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	58,047	2,906,400
Suncor Energy, Inc. (Canada)	75,704	2,103,057

		16,365,470

Pharmaceuticals — 6.8%
Allergan PLC(a)	23,349	5,377,508
Merck & Co., Inc.	63,405	3,957,106
Pfizer, Inc.	120,540	4,082,690
Teva Pharmaceuticals Indutries Ltd. (Israel), ADR	40,324	1,855,307

		15,272,611

Road & Rail — 1.7%
Ryder Systems, Inc.	21,791	1,437,116
Union Pacific Corp.	23,741	2,315,460

		3,752,576

Semiconductors & Semiconductor Equipment — 3.3%
QUALCOMM, Inc.	65,826	4,509,081
Texas Instruments, Inc.	40,968	2,875,134

		7,384,215

Software — 6.4%
Adobe Systems, Inc.(a)	30,278	3,286,374
Microsoft Corp.	95,374	5,493,542
PTC, Inc.(a)	57,494	2,547,559
salesforce.com, Inc.(a)	41,954	2,992,579

		14,320,054

Specialty Retail — 3.4%
Home Depot, Inc. (The)	12,955	1,667,049
Industria de Diseno Textil SA (Spain)	85,365	3,166,422
O’Reilly Automotive, Inc.(a)	9,695	2,715,666

		7,549,137

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	19,131	2,162,760

Textiles, Apparel & Luxury Goods — 2.7%
adidas AG (Germany), ADR	40,680	3,535,092
Coach, Inc.	65,635	2,399,616

		5,934,708

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC (United Kingdom), ADR	73,935	2,155,205

TOTAL COMMON STOCKS (cost $171,048,138)		220,180,701

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,023,787)(b)	3,023,787	3,023,787

TOTAL INVESTMENTS — 99.6% (cost $174,071,925)		223,204,488
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		832,207

NET ASSETS — 100.0%		$224,036,695

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Account, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,754,175	$—	$—
Banks	19,406,908	—	—
Beverages	2,244,284	—	—
Biotechnology	10,876,058	—	—
Capital Markets	2,729,979	—	—
Chemicals	3,443,879	—	—
Communications Equipment	1,875,804	—	—
Consumer Finance	5,879,723	—	—
Diversified Financial Services	1,227,444	—	—
Electric Utilities	6,983,683	—	—
Electrical Equipment	2,111,262	—	—
Electronic Equipment, Instruments & Components	2,247,096	—	—
Energy Equipment & Services	2,991,925	—	—
Equity Real Estate Investment Trust (REITs)	2,537,232	—	—
Food & Staples Retailing	2,382,196	—	—
Food Products	5,861,331	—	—
Health Care Equipment & Supplies	2,604,691	—	—
Health Care Providers & Services	4,794,077	—	—
Hotels, Restaurants & Leisure	5,739,142	—	—
Household Products	3,854,673	—	—
Industrial Conglomerates	2,645,540	—	—
Insurance	5,166,295	—	—
Internet & Direct Marketing Retail	5,454,237	—	—
Internet Software & Services	25,182,570	—	—
IT Services	4,674,618	—	—
Media	6,615,143	—	—
Oil, Gas & Consumable Fuels	16,365,470	—	—
Pharmaceuticals	15,272,611	—	—
Road & Rail	3,752,576	—	—
Semiconductors & Semiconductor Equipment	7,384,215	—	—
Software	14,320,054	—	—
Specialty Retail	4,382,715	3,166,422	—
Technology Hardware, Storage & Peripherals	2,162,760	—	—
Textiles, Apparel & Luxury Goods	5,934,708	—	—
Wireless Telecommunication Services	2,155,205	—	—
Affiliated Mutual Fund	3,023,787	—	—

Total	$220,038,066	$3,166,422	$—

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date November 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date November 18, 2016

*	Print the name and title of each signing officer under his or her signature.